Other Financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Liabilities [Abstract]
Other Financial Liabilities
20.  OTHER FINANCIAL LIABILITIES

The balance of other financial liabilities as of December 31, 2020 and 2019, is as follows:

	December 31, 2020		December 31, 2019
	Current	Non-Current	Current	Non-Current
Other Financial Liabilities	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing borrowings	1,815,160	3,837,697	1,397,187	4,780,797
Hedging derivatives (*)	6,730	9	9,500	1,036
Non-hedging derivatives (**)	3,240	—	1,720	—
Total	1,825,130	3,837,706	1,408,407	4,781,833

(*)See Note 23.2.a

(**)See Note 23.2.b

a)	20.1 Interest-bearing borrowings.

The detail of current and non-current interest-bearing borrowings as of December 31, 2020 and 2019 is as follows:

	December 31, 2020		December 31, 2019
	Current	Non-Current	Current	Non-Current
Classes of Interest-Bearing Borrowings	ThUS$	ThUS$	ThUS$	ThUS$
Secured bank loans	235,404	247,150	258,976	585,107
Unsecured bank loans	927,075	149,057	447,954	37,173
Unsecured bonds	409,087	2,864,794	264,634	3,357,885
Secured bonds	154,955	395,289	395,987	696,529
Other obligations	88,639	181,407	29,636	104,103
Total	1,815,160	3,837,697	1,397,187	4,780,797

Bank loans by currency and contractual maturity as of December 31, 2020 and 2019 are as follows:

-	Summary of bank loans by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2020
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	2.65%	0.94%	Unsecured	175,040	150,196	325,236	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	PEN	2.62%	2.59%	Unsecured	—	25,043	25,043	—	—	—	—	—	—
Peru	PEN	2.75%	2.71%	Unsecured	157	168,609	168,766	46,989	38,697	—	—	—	85,686
Brazil	US$	3.98%	3.63%	Secured	134,692	75,656	210,348	164,746	—	2,778	—	—	167,524
Brazil	BRL	5.52%	5.41%	Secured	7,747	15,847	23,594	21,268	15,779	9,881	8,953	20,922	76,803
Brazil	US$	2.21%	2.20%	Unsecured	127,016	86,730	213,746	—	—	—	—	—	—
Brazil	BRL	2.20%	2.19%	Unsecured	37,377	30,014	67,391	—	—	—	—	—	—
Colombia	COP	0.01%	0.01%	Secured	281	1,181	1,462	1,575	1,248	—	—	—	2,823
Colombia	COP	3.68%	3.62%	Unsecured	153	126,739	126,892	11,346	20,478	20,478	10,737	332	63,371
		Total			482,464	680,015	1,162,479	245,924	76,202	33,137	19,690	21,254	396,207

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	4.99%	2.67%	Unsecured	—	351,820	351,820	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	PEN	4.16%	4.10%	Unsecured	—	—	—	22,614	—	—	—	—	22,614
Brazil	US$	4.44%	4.16%	Secured	7,281	151,859	159,140	318,251	148,012	—	2,786	—	469,049
Brazil	BRL	6.70%	6.60%	Secured	7,458	92,378	99,836	27,916	26,338	15,975	10,576	35,253	116,058
Brazil	US$	4.66%	4.65%	Unsecured	495	60,534	61,029	—	—	—	—	—	—
Brazil	BRL	6.53%	6.52%	Unsecured	876	—	876	—	—	—	—	—	—
Colombia	COP	5.73%	5.61%	Unsecured	1,396	32,832	34,228	7,524	3,575	1,038	1,038	1,384	14,559
		Total			17,507	689,423	706,930	376,305	177,925	17,013	14,400	36,637	622,280

-	Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December   31, 2020 was ThUS$1,552,781  (ThUS$1,309,690 as of December 31, 2019). The borrowings have been classified as Level 2 fair value measurement based on the entry data used in the valuation techniques (see Note 3.h).
• Identification of bank borrowings by company

												December 31, 2020
												Current		Non-Current
Taxpayer			Taxpayer					Effective Interest	Nominal Interest			Less than 90 days	More than 90 days	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Financial Institution		Country	Currency	Rate	Rate	Type of Amortization	Secured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNP PARIBAS		U.S.A	US$	8.73%	8.40%	Upon expiration	Yes	2,641	—	77,010	—	—	—	—	77,010
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNDES		Brazil	BRL	3.01%	3.00%	Monthly	Yes	402	1,192	1,590	662	—	—	—	2,252
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNP PARIBAS		Brazil	US$	2.72%	2.71%	Upon expiration	Yes	14	—	39,235	—	—	—	—	39,235
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ITAÚ		Brazil	US$	4.35%	4.34%	Monthly	Yes	1,575	75,656	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	CITIBANK		Brazil	US$	1.76%	1.46%	Monthly	Yes	96,923	—	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	FINDETER		Colombia	COP	0.01%	0.01%	Upon expiration	Yes	26	237	316	290	—	—	—	606
Foreign	Codensa	Colombia	Foreign	FINDETER		Colombia	COP	0.01%	0.01%	Upon expiration	Yes	119	537	715	596	—	—	—	1,311
Foreign	Codensa	Colombia	Foreign	FINDETER		Colombia	COP	0.01%	0.01%	Upon expiration	Yes	136	407	543	362	—	—	—	905
Foreign	Codensa	Colombia	Foreign	BANCO BBVA COLOMBIA S.A.		Colombia	COP	2.63%	2.60%	Biannual	No	—	4,880	2,435	—	—	—	—	2,435
Foreign	Codensa	Colombia	Foreign	BANCO DE BOGOTÁ		Colombia	COP	3.00%	2.97%	Monthly	No	11	664	996	996	996	996	332	4,316
Foreign	Codensa	Colombia	Foreign	BANCO BBVA COLOMBIA S.A.		Colombia	COP	3.16%	3.12%	Biannual	No	142	—	7,914	19,482	19,482	9,741	—	56,619
Foreign	Codensa	Colombia	Foreign	MUFG BANK LTD		Japan	COP	5.93%	5.80%	Upon expiration	No	—	121,194	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNDES		Brazil	COP	3.01%	3.00%	Monthly	Yes	201	595	793	397	—	—	—	1,190
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO BRASIL (BOND D)		Brazil	BRL	2.33%	1.67%	Upon expiration	Yes	3	—	—	—	1,143	—	—	1,143
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO BRASIL (BOND P)		Brazil	BRL	6.31%	6.30%	Upon expiration	Yes	21	—	—	—	1,636	—	—	1,636
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Nº 16.2018.204.23875		Brazil	BRL	6.27%	6.26%	Monthly	Yes	2,404	3,525	4,700	4,700	4,700	4,700	10,967	29,767
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Nº 16.2018.204.23875		Brazil	BRL	6.27%	6.26%	Monthly	Yes	2,166	3,176	4,235	4,235	4,235	4,235	9,881	26,821
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SCOTIABANK		Brazil	BRL	2.22%	2.21%	Upon expiration	No	37,251	—	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	TOKIO		Brazil	BRL	1.69%	1.68%	Upon expiration	No	31,769	—	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	TOKIO		Brazil	BRL	1.79%	1.78%	Upon expiration	No	10,637	—	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SCOTIABANK		Brazil	BRL	2.18%	2.17%	Upon expiration	No	127	30,014	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FINEP		Brazil	BRL	6.48%	5.80%	Upon expiration	Yes	—	—	—	18	18	18	74	128
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERÚ S.A.		Peru	PEN	4.16%	4.10%	Upon expiration	No	38	20,731	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO INTERCIONAL DEL PERÚ S.A.A.		Peru	PEN	3.75%	3.70%	Upon expiration	No	58	—	46,989	—	—	—	—	46,989
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERÚ S.A.		Peru	PEN	2.61%	2.58%	Upon expiration	No	62	—	—	38,698	—	—	—	38,698
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	BNDES CG		Brazil	BRL	9.61%	9.60%	Monthly	Yes	1,990	5,604	7,471	3,113	—	—	—	10,584
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SCOTIABANK		U.S.A	US$	2.98%	2.30%	Upon expiration	Yes	390	—	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	BNP		U.S.A	US$	2.64%	1.84%	Upon expiration	Yes	33,124	—	48,504	—	—	—	—	48,504
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BNP PARIBAS NY		U.S.A	US$	4.99%	0.85%	Upon expiration	No	45,000	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CITIBANK N.A		U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CREDIT AGRICOLE CIB		U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,035	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	JPMORGAN CHASE BANK		U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	SUMITOMO MITSUI BANKING		U.S.A	US$	4.99%	0.85%	Upon expiration	No	30,000	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	SOCIETE GENERALE		U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BBVA NEW YORK BRANCH		U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BBVA S.A NEW YORK BRANCH		U.S.A	US$	1.38%	1.38%	Upon expiration	No	—	50,196	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CREDIT AGRICOLE CIB		U.S.A	US$	1.38%	1.38%	Upon expiration	No	—	50,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	THE BANK OF NOVA SCOTIA		U.S.A	US$	1.38%	1.38%	Upon expiration	No	—	50,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BNP PARIBAS NY		U.S.A	US$	0.84%	0.84%	Upon expiration	No	7,500	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CITIBANK N.A		U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CREDIT AGRICOLE CIB		U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,504	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	JPMORGAN CHASE BANK		U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	SUMITOMO MITSUI BANKING		U.S.A	US$	0.84%	0.84%	Upon expiration	No	5,000	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	97036000-k	SOCIETE GENERALE	|	U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BBVA NEW YORK BRANCH	|	U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	LINEA SOBREGIRO (BANCO SANTANDER)	|	Chile	CLP	6.00%	6.00%	Upon expiration	No	1	—	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FINEP - 2º PROTOCOLO	|	Brazil	BRL	3.96%	3.95%	Monthly	Yes	584	1,755	2,478	2,653	927	—	—	6,058
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	TOKIO	|	Brazil	BRL	1.79%	1.78%	Upon expiration	No	32,668	—	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SCOTIABANK		Brazil	BRL	2.15%	2.14%	Upon expiration	No	51,421	—	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	BNP		Brazil	US$	3.61%	3.60%	Upon expiration	No	521	86,730	—	—	—	—	—	—
Foreign	Enel Generación Piura S.A	Peru	Foreign	SCOTIABANK		Peru	US$	2.62%	2.59%	Upon expiration	No	—	25,043	—	—	—	—	—	—
Foreign	Enel Perú S.A.C	Peru	Foreign	BBVA		Peru	PEN	0.48%	0.48%	Biannual	No	—	147,879	—	—	—	—	—	—
Total												482,464	680,015	245,924	76,202	33,137	19,690	21,254	396,207

											December 31, 2019
											Current		Non-Current
Taxpayer			Taxpayer				Effective Interest	Nominal Interest			Less than 90 days	More than 90 days	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Rate	Rate	Type of Amortization	Secured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ITAU BBA INTERNATIONAL PLC	United Kingdom	US$	4.40%	4.39%	At Maturity	Yes	1,586	—	75,769	—	—	—	—	75,769
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	CITIBANK TRADE 51301 (II)	U.S.A	US$	3.59%	3.58%	At Maturity	Yes	8	—	97,075	—	—	—	—	97,075
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNP PARIBAS 4131	U.S.A	US$	8.74%	7.14%	At Maturity	Yes	3,411	—	—	99,436	—	—	—	99,436
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNDES CAPEX 2012 FINAME	Brazil	BRL	3.01%	3.00%	Monthly	Yes	522	1,539	2,053	2,053	855	—	—	4,961
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNDES CAPEX 2012-A	Brazil	BRL	9.11%	8.93%	Monthly	Yes	1,524	1,514	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNDES CAPEX 2012-B	Brazil	BRL	10.13%	9.93%	Monthly	Yes	1,525	1,514	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNDES CAPEX 2012-F	Brazil	BRL	6.27%	6.13%	Monthly	Yes	33	98	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	SCOTIABANK 4131	Brazil	US$	3.21%	3.20%	Quarterly	Yes	620	53,436	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.18%	5.09%	Bi-Annually	No	—	5,108	5,074	2,537	—	—	—	7,611
Foreign	Codensa	Colombia	Foreign	Banco de Bogotá	Colombia	COP	5.47%	5.36%	Monthly	No	20	—	692	1,038	1,038	1,038	1,384	5,190
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.13%	5.03%	Quarterly	No	75	—	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.18%	5.08%	Quarterly	No	64	—	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.21%	5.11%	Quarterly	No	35	—	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.13%	5.03%	Quarterly	No	126	123	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.18%	5.08%	Quarterly	No	81	80	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.21%	5.11%	Quarterly	No	77	77	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.86%	5.74%	Quarterly	No	189	562	167	—	—	—	—	167
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.78%	5.66%	Quarterly	No	97	272	158	—	—	—	—	158
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.83%	5.71%	Quarterly	No	144	417	242	—	—	—	—	242
Foreign	Codensa	Colombia	Foreign	Banco Agrario	Colombia	COP	6.23%	6.09%	Quarterly	No	488	1,400	1,191	—	—	—	—	1,191
Foreign	Codensa	Colombia	Foreign	MUFG BANK LTD	Japan	COP	9.11%	8.82%	At Maturity	No	—	24,793	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNDES CAPEX 12 A	Brazil	BRL	9.11%	8.93%	Monthly	Yes	843	837	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNDES CAPEX 12 B	Brazil	BRL	10.13%	9.93%	Monthly	Yes	843	837	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNDES CAPEX 12 F	Brazil	BRL	6.27%	6.13%	Monthly	Yes	16	47	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNDES CAPEX 12 FINAME	Brazil	BRL	3.01%	3.00%	Monthly	Yes	261	768	1,024	1,024	512	—	—	2,560
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO BRASIL (BOND D)	Brazil	US$	3.73%	3.72%	At Maturity	Yes	7	—	—	—	—	1,145	—	1,145
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO BRASIL (BOND P)	Brazil	US$	6.39%	6.38%	At Maturity	Yes	21	—	—	—	—	1,641	—	1,641
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Nº 16.2018.204.23875	Brazil	BRL	6.59%	6.58%	Monthly	Yes	313	3,709	5,564	5,564	5,564	5,564	18,545	40,801
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Nº 16.2018.204.23875	Brazil	BRL	6.59%	6.58%	Monthly	Yes	282	3,342	5,012	5,012	5,012	5,012	16,708	36,756
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNP 4131	Brazil	BRL	4.42%	4.41%	Monthly	Yes	76	71,338	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Credito del Perú	Perú	PEN	4.16%	4.10%	At Maturity	No	—	—	22,614	—	—	—	—	22,614
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	BNDES -FINAME CAPITAL DE GIRO	Brazil	BRL	9.89%	9.88%	Quarterly	Yes	245	4,703	8,062	8,062	4,032	—	—	20,156
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	CITIBANK 4131 CELG I	U.S.A	US$	4.16%	4.15%	At Maturity	Yes	812	—	145,407	—	—	—	—	145,407
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SCOTIABANK 4131 CELG	U.S.A	US$	3.06%	1.95%	Quarterly	Yes	391	—	—	48,576	—	—	—	48,576
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SCOTIABANK 4131 CELG II	U.S.A	US$	3.37%	3.36%	Quarterly	Yes	123	48,028	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	BNP 4131	France	US$	3.78%	3.77%	At Maturity	Yes	302	50,395	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BNP Paribas NY	U.S.A	US$	4.99%	2.67%	At Maturity	No	—	105,546	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	Citibank N.A	U.S.A	US$	4.99%	2.67%	At Maturity	No	—	35,182	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	Credit Agricole CIB	U.S.A	US$	4.99%	2.67%	At Maturity	No	—	35,182	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	JPMorgan Chase Bank	U.S.A	US$	4.99%	2.67%	At Maturity	No	—	35,182	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	Sumitomo Mitsui Banking	U.S.A	US$	4.99%	2.67%	At Maturity	No	—	70,364	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	Societe Generale	U.S.A	US$	4.99%	2.67%	At Maturity	No	—	35,182	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BBVA New York Branch	U.S.A	US$	4.99%	2.67%	At Maturity	No	—	35,182	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	97036000-k	Linea sobregiro (banco santander)	Chile	CLP	6.00%	6.00%	At Maturity	No	1	—	—	—	—	—	—	—
Foreign	Enel Generación Fortaleza	Brazil	Foreign	Banco Citibank	U.S.A	US$	4.66%	4.65%	At Maturity	No	495	60,534	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FINEP - 1º Protocolo	Brazil	BRL	4.00%	4.00%	Monthly	Yes	253	—	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FINEP - 2º Protocolo	Brazil	BRL	5.24%	5.00%	Monthly	Yes	722	2,132	6,201	4,623	—	—	—	10,824
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	6ª Nota Promissória	Brazil	BRL	6.53%	6.52%	Monthly	No	876	—	—	—	—	—	—	—
Total											17,507	689,423	376,305	177,925	17,013	14,400	36,637	622,280

b)   Unsecured bonds

The detail of Unsecured bonds by currency and maturity as of December 31, 2020 and 2019 is as follows:

•	Summary of Unsecured bonds by currency and maturity

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2020
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,405	4,405	—	—	—	—	588,112	588,112
Chile	UF	5.75%	Unsecured	—	7,103	7,103	3,611	—	—	—	—	3,611
Peru	US$	6.34%	Unsecured	—	275	275	—	—	—	—	10,017	10,017
Peru	PEN	6.24%	Unsecured	3,531	29,344	32,875	31,787	44,225	42,126	38,697	161,837	318,672
Brazil	BRL	6.24%	Unsecured	5,425	33,691	39,116	67,383	62,493	361,796	92,308	175,405	759,385
Colombia	COP	5.74%	Unsecured	245,073	80,240	325,313	254,173	223,554	202,170	220,981	284,119	1,184,997

Total				254,029	155,058	409,087	356,954	330,272	606,092	351,986	1,219,490	2,864,794

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,471	4,471	—	—	—	—	586,224	586,224
Chile	UF	5.75%	Unsecured	—	6,228	6,228	6,543	3,223	—	—	—	9,766
Peru	US$	6.06%	Unsecured	418	10,002	10,420	—	—	—	—	10,001	10,001
Peru	PEN	6.26%	Unsecured	3,992	41,588	45,580	30,152	34,675	48,244	45,954	218,755	377,780
Brazil	BRL	7.33%	Unsecured	61,962	2,064	64,026	43,503	85,696	240,094	298,609	316,363	984,265
Colombia	COP	7.71%	Unsecured	33,128	100,781	133,909	307,641	264,755	232,874	134,501	450,078	1,389,849

Total				99,500	165,134	264,634	387,839	388,349	521,212	479,064	1,581,421	3,357,885

•	-Unsecured bonds by company

										December 31, 2020
										Current			Non0Current
Taxpayer			Taxpayer				Effective Interest	Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non0 Current
ID No.	Company	Country	ID No.	Name	Country	Currency	Rate	Rate	Maturity	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Bonds B12013	Colombia	COP	6.36%	6.22%	Upon expiration	450	—	450	—	—	—	56,499	—	56,499
Foreign	Codensa	Colombia	Foreign	Bonds B7014	Colombia	COP	5.07%	4.98%	Upon expiration	51	54,062	54,113	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bonds E4016	Colombia	COP	7.60%	7.39%	Upon expiration	4,729	—	4,729	78,901	—	—	—	—	78,901
Foreign	Codensa	Colombia	Foreign	Bonds E5017	Colombia	COP	6.46%	6.31%	Upon expiration	241	—	241	—	—	58,445	—	—	58,445
Foreign	Codensa	Colombia	Foreign	Bonds E7017	Colombia	COP	6.74%	6.58%	Upon expiration	863	—	863	—	—	—	58,445	—	58,445
Foreign	Codensa	Colombia	Foreign	Bonds E7018	Colombia	COP	5.14%	5.04%	Upon expiration	529	—	529	—	—	—	—	46,756	46,756
Foreign	Codensa	Colombia	Foreign	Bonds B12018	Colombia	COP	4.35%	4.28%	Upon expiration	467	—	467	—	56,984	—	—	—	56,984
Foreign	Codensa	Colombia	Foreign	Bonds B5018	Colombia	COP	6.29%	6.15%	Upon expiration	343	—	343	—	81,823	—	—	—	81,823
Foreign	Codensa	Colombia	Foreign	Bonds E4019	Colombia	COP	5.10%	5.01%	Upon expiration	204	—	204	—	—	—	—	58,445	58,445
Foreign	Codensa	Colombia	Foreign	Bonds B10019	Colombia	COP	4.69%	4.61%	Upon expiration	341	—	341	—	—	73,057	—	—	73,057
Foreign	Codensa	Colombia	Foreign	DEBÊNTURES 5ª EMISSÃO 0 1 SÉRIE (CEAR15)	Colombia	COP	3.98%	3.92%	Upon expiration	289	—	289	—	—	—	—	73,057	73,057
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 5ª EMISSÃO 0 2 SÉRIE (CEAR25)	Brazil	BRL	3.60%	3.59%	Annual	79	33,691	33,770	33,691	—	—	—	—	33,691
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 6ª EMISSÃO 0 1 SÉRIE (CEAR16)	Brazil	BRL	10.41%	10.40%	Annual	83	—	83	—	17,550	14,439	—	—	31,989
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 6ª EMISSÃO 0 2 SÉRIE (CEAR26)	Brazil	BRL	3.76%	3.75%	Upon expiration	10	—	10	—	7,701	—	—	—	7,701
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 7ª EMISSÃO 0 1 SÉRIE (COCE17)	Brazil	BRL	10.61%	10.60%	Annual	151	—	151	—	—	31,524	25,017	—	56,541
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 7ª EMISSÃO 0 1 SÉRIE (COCE27)	Brazil	BRL	3.29%	3.28%	Annual	473	—	473	33,691	33,050	—	—	—	66,741
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO CONTINENTAL Terc Prog 8va Emision Serie A	Brazil	BRL	9.27%	9.26%	Upon expiration	2,202	—	2,202	—	4,193	57,703	—	—	61,896
Foreign	Enel Generación Perú S.A.	Peru	Foreign	BANCO CONTINENTAL Terc Prog 1ra Emision Serie A	Peru	US$	6.44%	6.34%	Upon expiration	—	275	275	—	—	—	—	10,017	10,017
Foreign	Enel Generación Perú S.A.	Peru	Foreign	BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A	Peru	PEN	6.41%	6.31%	Upon expiration	12	—	12	6,910	—	—	—	—	6,910
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 4ta Programa 0 5ta misión Serie A	Peru	PEN	6.48%	6.38%	Upon expiration	—	150	150	11,056	—	—	—	—	11,056
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 4ta Programa 0 9na emisión Serie A	Peru	PEN	6.25%	6.15%	Upon expiration	—	119	119	—	—	—	—	13,820	13,820
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 4ta Programa 0 11ra emisión Serie A	Peru	PEN	5.72%	5.64%	Upon expiration	273	—	273	13,820	—	—	—	—	13,820
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 4ta Programa 0 13ra emisión Serie A	Peru	PEN	5.13%	5.06%	Upon expiration	—	83	83	—	—	—	11,056	—	11,056
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 4ta Programa 0 15va emision Serie A	Peru	PEN	5.26%	5.19%	Upon expiration	307	—	307	—	—	—	—	13,820	13,820
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 4ta Programa 0 12va emision Serie A	Peru	PEN	7.55%	7.41%	Upon expiration	254	—	254	—	—	—	—	9,813	9,813
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 1ra emision Serie A	Peru	PEN	7.65%	7.51%	Upon expiration	—	139	139	—	—	—	—	16,585	16,585
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 5ta emision Serie A	Peru	PEN	7.02%	6.90%	Upon expiration	—	28,057	28,057	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 1ra emision Serie B	Peru	PEN	6.55%	6.44%	Upon expiration	—	56	56	—	16,585	—	—	—	16,585
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 8va emision Serie A	Peru	PEN	6.55%	6.44%	Upon expiration	401	—	401	—	—	22,113	—	—	22,113
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 9na emision Serie A	Peru	PEN	8.46%	8.29%	Upon expiration	454	—	454	—	—	—	—	19,349	19,349
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 10ma emision Serie A	Peru	PEN	6.28%	6.19%	Upon expiration	819	—	819	—	27,641	—	—	—	27,641
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 2da emision Serie A	Peru	PEN	6.18%	6.09%	Upon expiration	—	264	264	—	—	20,013	—	—	20,013
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 19na emision Serie A	Peru	PEN	5.88%	5.80%	Upon expiration	—	211	211	—	—	—	27,641	—	27,641
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 20da emision Serie A	Peru	PEN	5.52%	5.45%	Upon expiration	413	—	413	—	—	—	—	27,641	27,641
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 5to Programa 0 21ma emision Serie A	Peru	PEN	6.08%	5.99%	Upon expiration	—	265	265	—	—	—	—	35,933	35,933
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Bonds 6to Programa 0 1 emision Serie A	Peru	PEN	5.19%	5.13%	Upon expiration	598	—	598	—	—	—	—	24,877	24,877
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds 6to Programa 0 2 emision Serie A	Colombia	COP	7.67%	7.46%	Upon expiration	168	—	168	—	—	16,219	—	—	16,219
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds 6to Programa 0 3 emision Serie A	Colombia	COP	6.10%	0.00%	Upon expiration	487	26,178	26,665	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds 6to Programa 0 4 emision Serie A	Colombia	COP	9.11%	8.75%	Upon expiration	28,540	—	28,540	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15009	Colombia	COP	9.11%	8.75%	Upon expiration	205,098	—	205,098	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12009	Colombia	COP	5.06%	4.97%	Upon expiration	226	—	226	87,644	—	—	—	—	87,644
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	COP	5.18%	5.09%	Upon expiration	154	—	154	—	—	—	—	58,408	58,408
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	COP	6.56%	6.41%	Upon expiration	389	—	389	—	—	—	106,036	—	106,036
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	COP	5.70%	5.58%	Upon expiration	333	—	333	—	—	—	—	47,453	47,453
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	COP	5.38%	5.27%	Upon expiration	361	—	361	—	—	54,450	—	—	54,450
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12013	Colombia	COP	6.25%	6.11%	Upon expiration	721	—	721	—	84,745	—	—	—	84,745
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16014	Colombia	COP	7.59%	7.38%	Upon expiration	88	—	88	87,630	—	—	—	—	87,630
942,710,003	Enel Américas S.A.	Chile	Foreign	Bonds Quimbo B10014	U.S.A	US$	7.76%	6.60%	Upon expiration	—	5	5	—	—	—	—	858	858
942,710,003	Enel Américas S.A.	Chile	Foreign	Bonds Quimbo B6014	Chile	UF	7.02%	5.75%	Biannual	—	7,103	7,103	3,611	—	—	—	—	3,611
942,710,003	Enel Américas S.A.	Chile	Foreign	Bonds B6014	U.S.A	US$	4.21%	4.00%	Upon expiration	—	4,400	4,400	—	—	—	—	587,253	587,253
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Bonds B7016	Brazil	BRL	3.01%	2.99%	Biannual	1,153	—	1,153	—	—	192,318	—	—	192,318
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	Bonds E6016	Brazil	BRL	3.61%	3.60%	Annual	459	—	459	—	—	65,811	67,292	—	133,103
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	Yankee Bonds due 2026	Brazil	BRL	8.73%	8.72%	Upon expiration	816	—	816	—	—	—	—	175,405	175,405
										254,029	155,058	409,087	356,954	330,272	606,092	351,986	1,219,490	2,864,794

										December 31, 2019
										Current			Non Current
Taxpayer			Taxpayer				Effective Interest	Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non0 Current
ID No.	Company	Country	ID No.	Name	Country	Currency	Rate	Rate	Maturity	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Bonds B12013	Colombia	COP	8.83%	8.55%	Upon expiration	648	—	648	—	—	—	—	58,860	58,860
Foreign	Codensa	Colombia	Foreign	Bonds B7014	Colombia	COP	7.50%	7.30%	Upon expiration	79	—	79	56,321	—	—	—	—	56,321
Foreign	Codensa	Colombia	Foreign	Bonds E4016	Colombia	COP	7.70%	7.49%	Upon expiration	96	27,398	27,494	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bonds E5017	Colombia	COP	7.39%	7.39%	Upon expiration	4,959	—	4,959	—	82,198	—	—	—	82,198
Foreign	Codensa	Colombia	Foreign	Bonds E7017	Colombia	COP	6.46%	6.31%	Upon expiration	253	—	253	—	—	—	60,887	—	60,887
Foreign	Codensa	Colombia	Foreign	Bonds E7018	Colombia	COP	6.74%	6.58%	Upon expiration	900	—	900	—	—	—	—	60,887	60,887
Foreign	Codensa	Colombia	Foreign	Bonds B12018	Colombia	COP	7.57%	7.36%	Upon expiration	805	—	805	—	—	—	—	48,710	48,710
Foreign	Codensa	Colombia	Foreign	Bonds B5018	Colombia	COP	6.77%	6.60%	Upon expiration	751	—	751	—	—	59,365	—	—	59,365
Foreign	Codensa	Colombia	Foreign	Bonds E4019	Colombia	COP	6.30%	6.16%	Upon expiration	360	—	360	—	—	85,242	—	—	85,242
Foreign	Codensa	Colombia	Foreign	Bonds B10019	Colombia	COP	7.53%	7.33%	Upon expiration	306	—	306	—	—	—	—	60,887	60,887
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 5ª EMISSÃO 0 1 SÉRIE (CEAR15)	Brazil	BRL	7.26%	7.25%	Annual	177	—	177	43,503	42,915	—	—	—	86,418
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 5ª EMISSÃO 0 2 SÉRIE (CEAR25)	Brazil	BRL	10.99%	10.50%	Annual	98	—	98	—	—	21,525	18,447	—	39,972
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 6ª EMISSÃO 0 1 SÉRIE (CEAR16)	Brazil	BRL	6.95%	6.95%	Upon expiration	21	—	21	—	—	9,944	—	—	9,944
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 6ª EMISSÃO 0 2 SÉRIE (CEAR26)	Brazil	BRL	10.02%	9.10%	Annual	179	—	179	—	—	—	36,218	33,388	69,606
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 7ª EMISSÃO 0 1 SÉRIE (COCE17)	Brazil	BRL	6.48%	6.47%	Annual	1,400	—	1,400	—	42,781	43,142	—	—	85,923
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	DEBÊNTURES 7ª EMISSÃO 0 1 SÉRIE (COCE27)	Brazil	BRL	8.22%	7.36%	Upon expiration	2,752	—	2,752	—	—	—	76,539	—	76,539
Foreign	Enel Generación Perú S.A.	Perú	Foreign	BANCO CONTINENTAL Terc Prog 8va Emision Serie A	Perú	US$	6.44%	6.34%	Upon expiration	273	—	273	—	—	—	—	10,001	10,001
Foreign	Enel Generación Perú S.A.	Perú	Foreign	BANCO CONTINENTAL Terc Prog 1ra Emision Serie A	Perú	PEN	6.41%	6.31%	Upon expiration	—	12	12	—	7,538	—	—	—	7,538
Foreign	Enel Generación Perú S.A.	Perú	Foreign	BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A	Perú	US$	5.86%	5.78%	Upon expiration	145	10,002	10,147	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 4ta Programa 0 5ta misión Serie A	Perú	PEN	7.58%	7.44%	Upon expiration	269	9,046	9,315	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 4ta Programa 0 9na emisión Serie A	Perú	PEN	6.38%	6.28%	Upon expiration	—	162	162	—	12,061	—	—	—	12,061
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 4ta Programa 0 11ra emisión Serie A	Perú	PEN	6.15%	6.06%	Upon expiration	—	127	127	—	—	—	—	15,076	15,076
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 4ta Programa 0 13ra emisión Serie A	Perú	PEN	5.64%	5.56%	Upon expiration	295	—	295	—	15,076	—	—	—	15,076
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 4ta Programa 0 15va emision Serie A	Perú	PEN	5.06%	5.00%	Upon expiration	—	89	89	—	—	—	—	12,061	12,061
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 4ta Programa 0 12va emision Serie A	Perú	PEN	5.19%	5.13%	Upon expiration	333	—	333	—	—	—	—	15,076	15,076
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 1ra emision Serie A	Perú	PEN	6.86%	6.75%	Upon expiration	359	15,075	15,434	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 5ta emision Serie A	Perú	PEN	7.41%	7.28%	Upon expiration	275	—	275	—	—	—	—	10,704	10,704
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 1ra emision Serie B	Perú	PEN	6.61%	6.50%	Upon expiration	—	15,185	15,185	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 8va emision Serie A	Perú	PEN	7.51%	7.38%	Upon expiration	—	148	148	—	—	—	—	18,091	18,091
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 9na emision Serie A	Perú	PEN	6.90%	6.78%	Upon expiration	—	449	449	30,152	—	—	—	—	30,152
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 10ma emision Serie A	Perú	PEN	6.44%	6.34%	Upon expiration	—	57	57	—	—	18,091	—	—	18,091
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 2da emision Serie A	Perú	PEN	6.44%	6.34%	Upon expiration	434	—	434	—	—	—	24,122	—	24,122
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 19na emision Serie A	Perú	PEN	8.29%	8.12%	Upon expiration	491	—	491	—	—	—	—	21,108	21,108
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 20da emision Serie A	Perú	PEN	6.19%	6.09%	Upon expiration	888	—	888	—	—	30,153	—	—	30,153
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 5to Programa 0 21ma emision Serie A	Perú	PEN	6.09%	6.00%	Upon expiration	—	284	284	—	—	—	21,832	—	21,832
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 6to Programa 0 1 emision Serie A	Perú	PEN	5.80%	5.72%	Upon expiration	—	225	225	—	—	—	—	30,152	30,152
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 6to Programa 0 2 emision Serie A	Perú	PEN	5.45%	5.38%	Upon expiration	—	446	446	—	—	—	—	30,152	30,152
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 6to Programa 0 3 emision Serie A	Perú	PEN	5.99%	5.91%	Upon expiration	—	283	283	—	—	—	—	39,198	39,198
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Bonds 6to Programa 0 4 emision Serie A	Perú	PEN	5.13%	5.06%	Upon expiration	648	—	648	—	—	—	—	27,137	27,137
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15009	Colombia	COP	10.16%	9.80%	Upon expiration	231	—	231	—	—	—	16,897	—	16,897
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12009	Colombia	COP	10.17%	9.81%	Upon expiration	667	—	667	27,271	—	—	—	—	27,271
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	COP	9.11%	8.75%	Upon expiration	2,333	—	2,333	27,152	—	—	—	—	27,152
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	COP	9.11%	8.75%	Upon expiration	16,766	—	16,766	196,897	—	—	—	—	196,897
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	COP	7.50%	7.29%	Upon expiration	347	—	347	—	91,293	—	—	—	91,293
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	COP	7.62%	7.41%	Upon expiration	235	—	235	—	—	—	—	60,844	60,844
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12013	Colombia	COP	8.94%	8.65%	Upon expiration	556	—	556	—	—	—	—	110,458	110,458
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16014	Colombia	COP	8.15%	7.91%	Upon expiration	493	—	493	—	—	—	—	49,432	49,432
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10014	Colombia	COP	7.82%	7.60%	Upon expiration	543	—	543	—	—	—	56,717	—	56,717
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6014	Colombia	COP	7.39%	7.20%	Upon expiration	362	39,897	40,259	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6014	Colombia	COP	7.39%	7.20%	Upon expiration	304	33,486	33,790	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7016	Colombia	COP	8.71%	8.44%	Upon expiration	1,042	—	1,042	—	—	88,267	—	—	88,267
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E6016	Colombia	COP	7.59%	7.38%	Upon expiration	92	—	92	—	91,264	—	—	—	91,264
942,710,003	Enel Américas S.A.	Chile	Foreign	Yankee Bonds due 2026	United States	US$	7.76%	6.60%	Upon expiration	—	5	5	—	—	—	—	858	858
942,710,003	Enel Américas S.A.	Chile	Foreign	Bonds UF 269	Chile	UF	7.02%	5.75%	Biannual	—	6,228	6,228	6,543	3,223	—	—	—	9,766
942,710,003	Enel Américas S.A.	Chile	Foreign	Yankee Bonds due 2026	United States	US$	4.21%	4.00%	Upon expiration	—	4,466	4,466	—	—	—	—	585,366	585,366
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	DEBENTURES 10 EMISSION (AMPL10)	Brazil	BRL	6.42%	6.42%	Biannual	3,923	—	3,923	—	—	165,483	82,762	—	248,245
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DEBÊNTURES 0 24ª EMISSÃO 1ª SÉRIE	Brazil	BRL	6.80%	6.79%	Annual	—	1,120	1,120	—	—	—	84,643	86,760	171,403
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DEBÊNTURES 0 24ª EMISSÃO 2ª SÉRIE	Brazil	BRL	6.82%	6.27%	Upon expiration	—	944	944	—	—	—	—	196,215	196,215
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	6ª Nota Promissória	Brazil	BRL	6.17%	6.17%	Monthly	53,412	—	53,412	—	—	—	—	—	—
Total										99,500	165,134	264,634	387,839	388,349	521,212	479,064	1,581,421	3,357,885

c)   Secured bonds

The detail of Secured bonds by currency and maturity as for the years ended December 31, 2020 and 2019, is as follows.

•	Summary of secured bonds by currency and maturity

				Current			Non-Current
		Nominal	Secured /	Maturity		Total current	Maturity					Total Non- Current
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12-31-2020
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Brazil	BRL	7.31%	Unsecured	3,478	151,477	154,955	149,733	150,272	16,027	16,027	63,230	395,289
Total				3,478	151,477	154,955	149,733	150,272	16,027	16,027	63,230	395,289

				Current			Non-Current
		Nominal	Secured /	Maturity		Total current	Maturity					Total Non- Current
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	12-31-2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12-31-2019
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Brazil	BRL	7.31%	Secured	11,275	384,712	395,987	194,043	192,045	192,727	19,628	98,086	696,529
Total				11,275	384,712	395,987	194,043	192,045	192,727	19,628	98,086	696,529

-	Secured liabilities by company

										December 31, 2020
										Current			Non-Current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Name	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Maturity	Less than 90 days	More than 90 days	Total current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	DEBÊNTURES 1ª EMISSÃO (EGVG11) - 1ª Série	Brazil	BRL	8,24%	8,23%	Annual	727	10,570	11,297	10,620	10,595	10,595	10,595	41,778	84,183
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	DEBÊNTURES 1ª EMISSÃO (EGVG21) - 2ª Série	Brazil	BRL	8,22%	8,21%	Annual	317	5,495	5,812	5,446	5,446	5,432	5,432	21,452	43,208
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DEBÊNTURES 1ª EMISSÃO (EGVG11) - 1ª Série	Brazil	BRL	3,02%	3,01%	Upon Expiration	758	135,412	136,170	-	-	-	-	-	-
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DEBÊNTURES 1ª EMISSÃO (EGVG21) - 2ª Série	Brazil	BRL	3,10%	3,08%	Annual	1,676	-	1,676	133,681	134,231	-	-	-	267,912
Total										3,478	151,477	154,955	149,747	150,272	16,027	16,027	63,230	395,303

										December 31, 2019
										Current			Non-Current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Name	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Maturity	Less than 90 days	More than 90 days	Total current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	DEBENTURES 9 EMISSION (AMPL19)	Brazil	BRL	6,80%	6,78%	Upon Expiration	226	148,960	149,186	-	-	-	-	-	-
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	3ª Nota Promissoria ITAÚ	Brazil	BRL	6,69%	6,68%	Upon Expiration	1,516	216,039	217,555	-	-	-	-	-	-
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	DEBÊNTURES 1ª EMISSÃO (EGVG11) - 1ª Série	Brazil	BRL	9,17%	8,17%	Biannual	713	12,980	13,693	12,987	12,988	12,988	12,989	64,866	116,818
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	DEBÊNTURES 1ª EMISSÃO (EGVG21) - 2ª Série	Brazil	BRL	9,17%	8,17%	Monthly	288	6,733	7,021	6,638	6,639	6,639	6,639	33,220	59,775
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DEBÊNTURES - 23ª EMISSÃO 1ª SÉRIE	Brazil	BRL	6,45%	6,43%	Upon Expiration	2,812	-	2,812	174,418	-	-	-	-	174,418
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DEBÊNTURES - 23ª EMISSÃO 2ª SÉRIE	Brazil	BRL	6,62%	6,60%	Annual	5,720	-	5,720	-	172,418	173,100	-	-	345,518
Total										11,275	384,712	395,987	194,043	192,045	192,727	19,628	98,086	696,529

•	Fair value measurement and hierarchy

The fair value of current and non-current secured and unsecured liabilities as of December 31, 2020 totaled ThUS$4,017,861 (ThUS$4,877,583 as of December 31, 2019). These liabilities have been classified as Level 2 fair value measurement based on the entry data used in the valuation techniques used (see Note 3.h). It is important to note that these financial liabilities are measured at amortized cost (see Note 3 g.4.)
•	Detail of other obligations

									December 31, 2020
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate	Maturity	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 0244/2009	Brazil	BRL	6.00%	Monthly	21	—	21	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 0265/2009	Brazil	BRL	6.00%	Monthly	82	165	247	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 292/2010	Brazil	BRL	6.00%	Monthly	69	206	275	160	—	—	—	—	160
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 310/2010	Brazil	BRL	6.00%	Monthly	78	233	311	311	259	—	—	—	570
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	MITSUBISHI (DEUDA GARANTIZADA)	Argentina	US$	0.25%	Biannual	—	6,088	6,088	6,494	7,594	7,494	7,494	11,709	40,785
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC SÉRIE A	Brazil	BRL	6.15%	Monthly	1,670	7,240	8,910	7,493	3,141	—	—	—	10,634
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC SÉRIE B	Brazil	BRL	12.32%	Monthly	1,033	4,245	5,278	3,563	777	—	—	—	4,340
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	MÚTUO CELGPAR 41211376/2014	Brazil	BRL	6.80%	Monthly	613	1,736	2,349	1,630	1,797	1,975	2,165	4,506	12,073
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ELETROBRAS	Brazil	BRL	6.00%	Monthly	113	339	452	318	318	159	—	—	795
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BANK OF NOVA SCOTIA	Colombia	COP	0.30%	Quarterly	49	—	49	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	BANK OF NOVA SCOTIA	Colombia	COP	0.02%	Monthly	45	—	45	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO CESP (*)	Brazil	BRL	9.47%	Quarterly	51,685	12,929	64,614	34,477	34,477	34,477	8,619	—	112,050
Total									55,458	33,181	88,639	54,446	48,363	44,105	18,278	16,215	181,407

									December 31, 2019
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate	Maturity	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 0244/2009	Brazil	BRL	6.00%	Monthly	81	244	325	27	—	—	—	—	27
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 0265/2009	Brazil	BRL	6.00%	Monthly	106	319	425	319	—	—	—	—	319
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 292/2010	Brazil	BRL	6.00%	Monthly	89	266	355	355	207	—	—	—	562
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 310/2010	Brazil	BRL	6.00%	Monthly	100	301	401	402	402	335	—	—	1,139
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (garanteed debt)	Argentina	US$	0.25%	Biannual	—	7,281	7,281	2,834	3,221	6,753	8,013	19,827	40,648
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC Series A	Brazil	BRL	9.11%	Monthly	3,526	7,992	11,518	11,022	11,022	5,403	—	—	27,447
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC Series B	Brazil	BRL	14.42%	Monthly	2,113	3,659	5,772	5,522	5,522	2,194	—	—	13,238
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	Eletrobras	Brazil	BRL	6.00%	Monthly	178	534	712	620	620	620	310	—	2,170
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	MÚTUO CELGPAR 41211376/2014	Brazil	BRL	6.80%	Monthly	748	2,099	2,847	2,058	2,260	2,475	2,705	9,055	18,553
Total									6,941	22,695	29,636	23,159	23,254	17,780	11,028	28,882	104,103

(*) See Note 26.2.c)

d) Hedged debt

The debt denominated in U.S. dollars for ThUS$35,064 held by the Group as of December 31, 2020, is related to future cash flow hedges for the Group’s U.S. dollar-linked operating revenues (ThUS$29,474 and ThUS$40,867 as of December 31, 2019 and 2018, respectively) (see Note 3.n).

The following table details changes in “Reserve for cash flow hedges” for the years ended December 31, 2020, 2019 and 2018, due to exchange differences from this debt:

	12-31-2020	12-31-2019	12-31-2018
	ThUS$	ThUS$	ThUS$
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	(9,453)	(9,882)	(9,754)
Foreign currency exchange differences recorded in equity, net	(1,319)	424	(1,181)
Recognition of foreign currency exchange differences revenue, net	913	189	634
Foreign currency translation differences	756	(184)	419
Balance in hedging reserves (hedging revenues) at the end of the year, net	(9,103)	(9,453)	(9,882)

e)   Other information

As of December 31, 2020, the Group does not have unconditional long-term, lines of credit at their disposal (ThUS$706,000 as of December 31, 2019).

f)    Future undiscounted debt flows

The following table shows the estimates of undiscounted cash flows by type of financial debt:

-	Summary of bank loans by currencies and maturities

			Current			Non-Current
			Maturity		Total Current 12/31/2020	Maturity					Total Non-Current 12/31/2020
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	0.94%	175,940	150,366	326,306	—	—	—	—	—	—
Peru	PEN	2.71%	1,102	171,132	172,234	48,505	39,557	—	—	—	88,062
Peru	US$	2.59%	151	25,050	25,201	—	—	—	—	—	—
Colombia	COP	3.62%	2,746	125,276	128,022	15,435	23,344	21,204	10,775	334	71,092
Brazil	US$	2.91%	294,873	107,696	402,569	49,366	127	2,819	—	—	52,312
Brazil	BRL	3.80%	10,496	112,467	122,963	143,573	18,697	11,953	10,476	22,414	207,113
Total			485,308	691,987	1,177,295	256,879	81,725	35,976	21,251	22,748	418,579

			Current			Non-Current
			Maturity		Total Current 12/31/2019	Maturity					Total Non-Current 12/31/2019
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	3.33%	2,859	350,952	353,811	—	—	—	—	—	—
Peru	PEN	4.10%	235	704	939	23,080	—	—	—	—	23,080
Colombia	COP	5.61%	2,221	34,131	36,352	8,228	3,875	1,200	1,145	1,439	15,887
Brazil	US$	4.40%	6,217	298,443	304,660	322,374	49,552	140	2,827	—	374,893
Brazil	BRL	6.56%	11,071	32,956	44,027	39,125	129,934	22,224	13,671	37,964	242,918
Argentina	ARS	0.00%	—	—	—	—	—	—	—	—	—
Total			22,603	717,186	739,789	392,807	183,361	23,564	17,643	39,403	656,778

-	Summary of secured and unsecured bonds by currency and maturity

			Current			Non-Current
			Maturity		Total Current 12/31/2020	Maturity					Total Non-Current 12/31/2020
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	6,248	18,743	24,991	24,991	24,991	24,991	24,991	621,693	721,657
Chile	UF	5.75%	172	7,482	7,654	3,807	—	—	—	—	3,807
Peru	US$	6.34%	157	471	628	628	628	628	628	11,309	13,821
Peru	PEN	6.24%	5,292	42,218	47,510	50,087	60,314	56,162	50,510	209,399	426,472
Colombia	COP	5.74%	236,187	138,040	374,227	321,820	270,759	238,759	247,208	332,765	1,411,311
Brazil	BRL	5.94%	17,348	236,255	253,603	278,779	393,232	312,535	106,090	261,456	1,352,092
Total			265,404	443,209	708,613	680,112	749,924	633,075	429,427	1,436,622	3,929,160

			Current			Non-Current
			Maturity		Total Current 12/31/2019	Maturity					Total Non-Current 12/31/2019
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	6,265	18,794	25,059	25,059	25,059	25,059	25,059	646,809	747,045
Chile	UF	5.75%	340	7,080	7,420	7,247	3,555	—	—	—	10,802
Peru	US$	6.06%	305	10,768	11,073	632	632	632	632	11,948	14,476
Peru	PEN	6.31%	6,444	57,879	64,323	51,881	54,694	65,866	61,329	283,798	517,568
Colombia	COP	7.18%	28,377	182,656	211,033	394,102	338,555	283,029	173,072	535,052	1,723,810
Brazil	BRL	7.34%	88,674	487,188	575,862	349,956	374,265	503,825	360,895	463,679	2,052,620
Total			130,405	764,365	894,770	828,877	796,760	878,411	620,987	1,941,286	5,066,321

-	Summary of lease obligations by currency and maturity

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2020
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	US$	0.25%	1,946	4,296	6,242	3,781	4,374	7,494	7,494	18,590	41,733
Colombia	COP	0.32%	94	-	94	-	-	-	-	-	-
Brazil	BRL	7.19%	58,113	34,017	92,130	56,158	44,720	37,124	11,104	4,796	153,902
Total			60,153	38,313	98,466	59,939	49,094	44,618	18,598	23,386	195,635

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2019
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	US$	0.25%	1,195	6,339	7,534	5,340	5,175	5,383	4,770	21,881	42,549
Brazil	BRL	7.54%	9,081	27,222	36,303	30,630	28,683	17,293	3,711	9,943	90,260
Colombia	COP	0.00%	-	-	-	-	-	-	-	-	-
Total			10,276	33,561	43,837	35,970	33,858	22,676	8,481	31,824	132,809